Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement of comprehensive income [abstract]
Net income	¥ 980,494	¥ 1,011,773	¥ 888,406
Items that will not be reclassified to profit or loss
Changes in equity instruments measured at fair value through other comprehensive income	(53,814)	(36,862)	(106,426)
Remeasurement of defined benefit pension plans	25,875	18,891	33,641
Share of other comprehensive income of investments accounted for using the equity method	613	145	577
Items that may be reclassified subsequently to profit or loss
Changes in debt instruments measured at fair value through other comprehensive income	(704,636)	(819,192)	(416,904)
Cash flow hedges	1,352	12,379	4,735
Insurance finance income (expenses)	563,396	727,716	599
Exchange differences on translating foreign operations	442,406	178,275	226,275
Share of other comprehensive income of investments accounted for using the equity method	4,735	3,554	1,501
Other	(283)	(144)
Total other comprehensive income, net of tax	279,644	84,762	(256,002)
Comprehensive income	1,260,138	1,096,535	632,404
Comprehensive income attributable to
Sony Group Corporation's stockholders	1,247,301	1,087,289	623,678
Noncontrolling interests	¥ 12,837	¥ 9,246	¥ 8,726